Leases - Summary of the carrying amounts of right-of-use assets recognized and the movements (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	S/ 131,062	S/ 139,386	S/ 144,317
Additions of right-of-use assets	14,737	26,826	17,892
Transfers to property, furniture and equipment	(5,455)	(2,571)	(2,956)
Annual depreciation	(28,233)	(27,636)	(26,577)
Write-off	(653)	(79)	(917)
Exchange difference	1,658	(4,864)	7,627
Ending balance	113,116	131,062	139,386
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	17,876	17,967	18,058
Annual depreciation	(91)	(91)	(91)
Ending balance	17,785	17,876	17,967
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	53,676	45,432	48,429
Additions of right-of-use assets	2,621	22,134	7,022
Annual depreciation	(14,317)	(12,633)	(11,246)
Write-off	(645)		(459)
Exchange difference	453	(1,257)	1,686
Ending balance	41,788	53,676	45,432
Medical Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	58,986	75,188	76,858
Additions of right-of-use assets	9,692	4,692	10,870
Transfers to property, furniture and equipment	(5,455)	(2,571)	(2,956)
Annual depreciation	(13,507)	(14,679)	(14,982)
Write-off	(8)	(79)	(458)
Exchange difference	1,185	(3,565)	5,856
Ending balance	50,893	58,986	75,188
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	455	727	897
Additions of right-of-use assets	2,424
Annual depreciation	(316)	(230)	(255)
Exchange difference	20	(42)	85
Ending balance	2,583	455	727
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69	72	75
Annual depreciation	(2)	(3)	(3)
Exchange difference		0	0
Ending balance	S/ 67	S/ 69	S/ 72